LONG TERM DEBT (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Bonus	$ 1,174	$ 1,123	$ 1,030
Vacation	37	41	53
Amount forgiven			$ (667)
Dr. Faupel
Salary		134
Bonus		20
Vacation		95
Interest on compensation		67
Loans to Company		196
Interest on loans		149
Total outstanding prior to exchange		661
Amount forgiven		(454)
Promissory note issued in exchange		207
Interest accrued	6	17
Balance outstanding, end of period	230	224
Dr. Cartwright
Salary		337
Bonus		675
Vacation		0
Interest on compensation		59
Loans to Company		528
Interest on loans		22
Total outstanding prior to exchange		1,621
Amount forgiven		(1,302)
Promissory note issued in exchange		319
Interest accrued	9	26
Balance outstanding, end of period	$ 354	$ 345